UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   45 Rockefeller Plaza, Suite 1440
           New York, NY, 10111
           -----------------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                     New York, NY                     04/24/2006
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           72
                                         -----------
Form 13F Information Table Value Total:     $250,177
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
BP P L C SPONSORED ADR (FRM BP                  055622104      881   12781 SH       Sole                 0      0  12781
GLAXOSMITHKLINE PLC SPONSORED                   37733w105      324    6200 SH       Sole                 0      0   6200
ROYAL DUTCH SHELL CL A                          780259206      515    8272 SH       Sole                 0      0   8272
3M CO                          COM              88579Y101     7002   92505 SH       Sole             14120      0  78385
AETNA INC NEW COM              COM              00817Y108      236    4800 SH       Sole                 0      0   4800
ALTRIA GROUP INC               COM              02209S103     1842   26000 SH       Sole                 0      0  26000
AMERICAN EXPRESS COMPANY       COM              025816109      662   12601 SH       Sole                 0      0  12601
AMERICAN INTERNATIONAL GROUP I COM              026874107      856   12957 SH       Sole                 0      0  12957
ARMOR HOLDINGS INC             COM              042260109     8760  150277 SH       Sole             23077      0 127200
BANK OF AMERICA CORP           COM              060505104     6448  141587 SH       Sole             23350      0 118237
BION ENVIRONMENTAL TECHNOLOGIE COM              09061Q307       62   13000 SH       Sole                 0      0  13000
BLACKROCK GLOBAL FLG COM       COM              091941104     1251   68300 SH       Sole                 0      0  68300
BRISTOL MYERS SQUIBB CO        COM              110122108     1056   42927 SH       Sole                 0      0  42927
BURLINGTON NRTHN SANTA COM     COM              12189T104      191    2288 SH       Sole                 0      0   2288
CHEVRON CORP                   COM              166764100     6705  115655 SH       Sole             17650      0  98005
CISCO SYSTEMS INC              COM              17275R102     2517  116163 SH       Sole               763      0 115400
CITIGROUP INC                  COM              172967101     6666  141146 SH       Sole             20246      0 120900
CLARUS CORP DEL                COM              182707109      185   25900 SH       Sole                 0      0  25900
COCA COLA CO                   COM              191216100     6440  153820 SH       Sole             24525      0 129295
COMCAST CORP CL A (SP)         COM              20030N200     5641  215955 SH       Sole             36450      0 179505
DEERE & CO COM                 COM              244199105      665    8418 SH       Sole                 0      0   8418
DELL INC                       COM              24702R101     4931  165700 SH       Sole             31650      0 134050
DISNEY WALT CO                 COM              254687106     7975  285952 SH       Sole             41175      0 244777
DOW CHEMICAL CO                COM              260543103      616   15178 SH       Sole                 0      0  15178
EATON VANCE FLTNG RTE COM      COM              278279104     2056  113700 SH       Sole                 0      0 113700
EMERSON ELECTRIC CO            COM              291011104      496    5926 SH       Sole                 0      0   5926
EQUITABLE RES INC COM          COM              294549100      354    9700 SH       Sole                 0      0   9700
EXXON MOBIL CORP               COM              30231G102    14186  233093 SH       Sole             24375      0 208718
FEDEX CORP COM                 COM              31428X106      220    1950 SH       Sole              1350      0    600
GENERAL ELECTRIC CO            COM              369604103    11804  339385 SH       Sole             39325      0 300060
GENERAL MILLS INC              COM              370334104      487    9600 SH       Sole                 0      0   9600
GOLDMAN SACHS GROUP INC        COM              38141G104     8241   52505 SH       Sole              8575      0  43930
HARTFORD FINANCIAL SERVICES GR COM              416515104      203    2525 SH       Sole                 0      0   2525
HOME DEPOT INC                 COM              437076102     6448  152430 SH       Sole             22649      0 129781
HONEYWELL INTL INC             COM              438516106     7524  175922 SH       Sole             28450      0 147472
INTEL CORP                     COM              458140100     5880  303861 SH       Sole             52200      0 251661
INTERNATIONAL BUSINESS MACHINE COM              459200101     1115   13522 SH       Sole                 0      0  13522
ITT INDUSTRIES INC             COM              450911102      182    3238 SH       Sole                 0      0   3238
J P MORGAN CHASE AND CO        COM              46625H100     6908  165897 SH       Sole             26125      0 139772
JOHNSON AND JOHNSON CO         COM              478160104     7337  123892 SH       Sole             18750      0 105142
MCCORMICK & CO INC NON-VOTING  COM              579780206     3529  104225 SH       Sole             22200      0  82025
MCDONALDS CORP                 COM              580135101      866   25200 SH       Sole                 0      0  25200
MCGRAW HILL COMPANIES INC      COM              580645109      265    4600 SH       Sole                 0      0   4600
MEDTRONIC INC                  COM              585055106     6393  125967 SH       Sole             20750      0 105217
MERCK AND CO INC               COM              589331107     7879  223647 SH       Sole             24275      0 199372
MICROSOFT CORP                 COM              594918104     9994  367277 SH       Sole             46975      0 320302
NORTHERN TRUST CORP            COM              665859104     3641   69350 SH       Sole             10725      0  58625
PEPSICO INC                    COM              713448108      936   16200 SH       Sole                 0      0  16200
PFIZER INC                     COM              717081103     7416  297602 SH       Sole             42450      0 255152
PROCTER AND GAMBLE CO          COM              742718109     9166  159075 SH       Sole             24535      0 134540
SCHERING PLOUGH CORP COM       COM              806605101      343   18080 SH       Sole                 0      0  18080
SCHLUMBERGER LTD               COM              806857108     2183   17250 SH       Sole                 0      0  17250
SEALED AIR CORP NEW            COM              81211K100      741   12800 SH       Sole                 0      0  12800
SYSCO CORP                     COM              871829107      263    8200 SH       Sole                 0      0   8200
TEXAS INSTRUMENTS INC          COM              882508104      218    6700 SH       Sole              2900      0   3800
UNITED TECHNOLOGIES CORP       COM              913017109     7517  129669 SH       Sole             19195      0 110474
UNIVISION COMMUNICATIONS INC C COM              914906102     5061  146829 SH       Sole             28138      0 118691
WAL MART STORES INC            COM              931142103      984   20834 SH       Sole              2000      0  18834
WEYERHAEUSER CO                COM              962166104      326    4500 SH       Sole                 0      0   4500
WYETH COM                      COM              983024100      631   13000 SH       Sole                 0      0  13000
CALAMOS STRAT TOTL RET PFD AUC PFD                             500      20 SH       Sole                 0      0     20
JAPAN INDEX FD (MSCI)                           464286848     5429  377005 SH       Sole             59315      0 317690
DOW JONES INDUSTRIAL INDEX (DI                  252787106     1890   16981 SH       Sole               636      0  16345
ENERGY SECTOR (SPDR)                            81369Y506      464    8537 SH       Sole               290      0   8247
HEALTHCARE SECTOR (SPDR)                        81369Y209      516   16144 SH       Sole               571      0  15573
INDUSTRIALS SECTOR (SPDR)                       81369Y704      222    6575 SH       Sole               265      0   6310
ISHARES TR NASDAQ BIOTECH INDX                  464287556      758    9200 SH       Sole                 0      0   9200
NASDAQ 100 TR UNIT SER 1                        631100104     6476  154400 SH       Sole             25325      0 129075
OIL SVC HOLDRS TR DEPOSITARY R                  678002106     5491   37400 SH       Sole              5600      0  31800
STANDARD & POORS 500 INDEX (SP                  78462F103     6492   50003 SH       Sole              1685      0  48318
STANDARD & POORS GROWTH INDEX                   464287309     7511  123330 SH       Sole             18815      0 104515
WASHINGTON MUTUAL INVESTORS FU                  939330106      208    6490 SH       Sole                 0      0   6490